Gain on Sale of Assets and Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The gain on sale of assets and other income (expense) for the years ended December 31 were as follows:

	2012	2011	2010
Other income (expense)	$117	$191	$364
Gain (loss) on disposition of assets	—	(75)	17
	$117	$116	$381